FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2021
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Foreign currency translation on
Property, plant and equipment, at fair value	12	$(1,510)	$(604)	$49
Goodwill	18	(121)	(20)	(10)
Borrowings	14	436	(219)	(133)
Deferred income tax liabilities and assets	11	318	35	(32)
Other assets and liabilities		18	(32)	35
		$(859)	$(840)	$(91)